Hotel Operating Costs	12 Months Ended
Dec. 31, 2012
Hotel Operating Costs

10. HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased hotels, manachised and franchised hotels and consist of the following:

	Year Ended December 31,
	2010	2011	2012
Rent	476,100	655,247	916,357
Utilities	108,208	150,865	215,768
Personnel cost	210,906	329,078	505,773
Depreciation and amortization	163,125	227,938	337,162
Consumable, food and beverage	145,317	228,244	333,245
Others	76,546	111,965	145,597

Total	1,180,202	1,703,337	2,453,902